THE CRM FUNDS

                              SMALL CAP VALUE FUND
                               MID CAP VALUE FUND
                                   VALUE FUND

                       SUPPLEMENT DATED JANUARY 2, 1998 TO
                        PROSPECTUS DATED JANUARY 2, 1998


Institutional Shares of Value Fund are currently not offered for sale.

                                  THE CRM FUNDS

                              SMALL CAP VALUE FUND
                               MID CAP VALUE FUND
                                   VALUE FUND

                       SUPPLEMENT DATED JANUARY 2, 1998 TO
                        PROSPECTUS DATED JANUARY 2, 1998


   Investor Shares of Mid Cap Value Fund are currently not offered for sale.